                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /  (a)

         or fiscal year ending:   12/31/98  (b)

Is this a transition report? (Y/N)                                         N
                                                                          ---
Is this an amendment to a previous filing? (Y/N)                           N
                                                                          ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                 VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - II

         B. File Number:         811-07800

         C. Telephone Number:    (212) 576-7000

2.       A. Street:              51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY      D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N
                                                                          ---
4.       Is this the last filing on this form by Registrant? (Y/N)         Y
                                                                          ---
5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]    ---

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]    ---

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     Y
         [If answer is "N" (No), go to item 8.]                           ---
         B. How many separate series or portfolios did Registrant have
         at the end of the period?                                        18
                                                                         ----

                                                         If filing more than one
                                                            Page 47, "X" box [ ]

For period ending 12/31/98

File number  811-07800


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]
For period ending 12/31/98

File number  811-07800


113.     A. [/] Trustee Name:___________________________________________________

         B. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


113.     A. [/] Trustee Name:___________________________________________________

         B. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


114.     A. [/] Principal Underwriter Name:_____________________________________

         B. [/] File Number: 8-_____________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


114.     A. [/] Principal Underwriter Name:_____________________________________

         B. [/] File Number: 8-_____________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


115.     A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                                    __________________________

         B. [/] City:   New York       State: NY   Zip Code: 10020 Zip Ext.:
                     __________________      ______         ______          ____

            [/]Foreign Country:______________________Foreign Postal Code:_______


115.     A. [/] Independent Public Accountant Name:_____________________________

         B. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/98

File number  811-07800


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies? (Y/N) ________________________________ __________
                                                                        Y/N

         B. [/] Identify the family in 10 letters:_____________________________
                  (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                  company?  (Y/N) __________________________________ __________
                                                                        Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts?   (Y/N)   __________________ _______
                                                                           Y/N
         C. [/] Scheduled premium variable life
                  contracts?  (Y/N) __________________________________ _________
                                                                           Y/N
         D. [/] Flexible premium variable life
                  contracts?  (Y/N) __________________________________ _________
                                                                           Y/N
         E. [/] Other types of insurance products registered under the
                   Securities Act of 1933?    (Y/N)   _________________ _______
                                                                           Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 __________________________________________ ___________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ________________________________________ ___________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________________________________________ $ ________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period________________________ ___________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ___________________________________________________ ___________

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending 12/31/98

File number  811-07800


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)______________________ $ __________


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)_________________________________________  $ __________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted) _________________________________________ $ _________


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted) _________________________________________ $ _________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of Total Assets           Total Income
                                                      Series           ($000's         Distributions
                                                      Investing        omitted)        ($000's omitted)
                                                      ---------        --------        ----------------

A. U.S. Treasury direct issue                                           $                $
                                                      -----------        -----------      ------------

B. U.S. Government agency                                               $                $
                                                      -----------        -----------      ------------

C. State and municipal tax-free                                         $                $
                                                      -----------        -----------      ------------

D. Public utility debt                                                  $                $
                                                      -----------        -----------      ------------

E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                        $                $
                                                      -----------        -----------      ------------

F. All other corporate intermed. & long-
     term debt                                                          $                $
                                                      -----------        -----------      ------------

G. All other corporate short-term debt                                  $                $
                                                      -----------        -----------      ------------

H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                  $                $
                                                      -----------        -----------      ------------

I. Investment company equity securities                                 $      0         $
                                                      -----------        -----------      ------------

J. All other equity securities                                          $                $
                                                      -----------        -----------      ------------

K. Other securities                                                     $                $
                                                      -----------        -----------      ------------

L. Total assets of all series of registrant                             $      0         $
                                                      -----------        -----------      ------------

                                                         If filing more than one
                                                          Page 51, "X" box: [ ]


For period ending 12/31/98

File number 811-07800


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ _________
         [If answer is "N" (No), go to item 131.]                         Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________ _________
         [If answer is "N" (No), go to item 131.]                         Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)_____________________________ $_______

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

                                 SIGNATURE PAGE

For period ending 12/31/98

File number 811-07800



         This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account - II, in the City of New York, in the State of New York, on the 5th day of February, 1999.


                                       New York Life Insurance and Annuity
                                       Corporation Variable Universal Life
                                       Separate Account - II


                                       By:  /s/ JOHN A. CULLEN
                                       --------------------------------
                                       John A. Cullen
                                       Vice President and
                                       Assistant Controller







Witness:


/s/ ALANA THOMSON
-----------------------------
Alana Thomson
Assistant Vice President